Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income taxes [Line Items]
Current taxes	$ 37,579	$ 31,326	$ 31,270
Deferred taxes	(5,140)	(1,252)	(4,087)
Income tax expense	32,439	30,074	27,183
Domestic [member]
Disclosure of income taxes [Line Items]
Current taxes	0
Deferred taxes	0
Foreign [member]
Disclosure of income taxes [Line Items]
Current taxes	37,579	31,326	31,270
Deferred taxes	$ (5,140)	$ (1,252)	$ (4,087)